Consolidated Statements of Comprehensive Income (Loss) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue
Total revenue	$ 3,638,087	$ 6,992,714	$ 6,522,291	$ 21,365,317	$ 18,822,645	$ 23,353,185	$ 17,757,283	$ 9,378,673
Cost of goods sold
Cost of finished cannabis inventory sold	(1,404,323)	(3,554,113)	(3,005,867)	(9,894,320)	(9,118,395)	(11,155,676)	(9,227,439)	(3,997,617)
Costs of service revenue	(89,210)	(46,968)	(84,005)	(206,669)	(308,641)	(308,641)		(154,353)
Gross profit, excluding fair value items	2,144,554	3,391,633	3,432,419	11,264,328	9,395,609	11,888,868	8,529,844	5,226,703
Realized fair value loss amounts in inventory sold	(460,647)	(824,728)	(743,981)	(2,772,840)	(1,966,436)	(2,573,151)	(3,685,338)	(950,461)
Unrealized fair value gain on growth of biological assets	686,867	1,357,031	1,721,172	2,065,695	2,724,925	3,355,797	3,278,572	1,824,226
Gross profit	2,370,774	3,923,936	4,409,610	10,557,183	10,154,098	12,671,514	8,123,078	6,100,468
Expenses
Accretion expense	216,493					1,026,732	491,781	949,811
Amortization of property and equipment (Note 8)	186,415	261,750	198,819	728,095	463,002	578,641	750,916	180,015
General and administrative (Note 19)	1,437,353	2,390,671	1,881,389	7,418,538	4,930,635	6,465,877	5,852,236	3,983,250
Share option expense	104,359	294,807	97,256	379,178	290,491	346,113	70,996	280,819
Total expenses	1,944,620	2,947,228	2,177,464	8,525,811	5,684,128	8,417,363	7,165,929	5,398,892
Income from operations	426,154	976,708	2,232,146	2,031,372	4,469,970	4,254,151	957,149	701,576
Other income and (expense)
Interest expense	(69,164)	(101,742)	(85,426)	(271,065)	(271,112)	(370,616)	(402,239)	(197,632)
Accretion expense	(216,493)	(771,484)	(428,823)	(1,531,551)	(862,624)	(1,026,732)	(491,781)	(949,811)
Other (expense) income	49,678	(258,357)	34,224	51,927	217,713	441,487	(3,432)	(17,072)
Gain on debt settlement							453,858	141,180
Loss on settlement on non-controlling interest								(189,816)
Unrealized loss on marketable securities							(333,777)	(35,902)
Unrealized loss on derivative liability	336,981	(378,587)	(3,884,176)	(13,584,791)	(4,627,858)	(4,563,498)		(1,258,996)
Unrealized gain on warrants asset	400,016	115,104	129,113	2,071,411	129,113	129,113
Gain (loss) on disposal of property and equipment	(87,699)	10,000	(13,881)	7,823	(13,881)	(182,025)	(6,250)	(7,542)
Total expense, net	629,812	(1,385,066)	(4,248,969)	(13,256,246)	(5,428,649)	(4,545,539)	(291,840)	(1,565,780)
Loss from operations before taxes	1,055,966	(408,358)	(2,016,823)	(11,224,874)	(958,679)	(291,388)	665,309	(864,204)
Income tax (Note 20)	(383,539)	(258,882)	4,499	(1,181,888)	(296,178)	(370,932)	(245,358)	(150,543)
Net loss	672,427	(667,240)	(2,012,324)	(12,406,762)	(1,254,857)	(662,320)	419,951	(1,014,747)
Other comprehensive income (loss) (items that may be subsequently reclassified to profit & loss)
Currency translation gain (loss)	6,106	(499)	(5,479)	(8,371)	(3,140)	(4,562)	(19,235)	(78,181)
Total comprehensive loss	$ 678,533	$ (667,739)	$ (2,017,803)	$ (12,415,133)	$ (1,257,997)	$ (666,882)	$ 400,716	$ (1,092,928)
Loss per share attributable to owners of the parent – basic	$ 0.00	$ (0.00)	$ (0.01)	$ (0.06)	$ (0.01)	$ (0.00)	$ 0.00	$ (0.02)
Weighted average shares outstanding – basic	182,005,886	221,208,264	178,428,331	205,003,077	173,392,341	172,708,792	169,193,812	135,231,802
Gain (loss) per share attributable to owners of the parent – diluted	$ 0.00	$ (0.00)	$ (0.01)	$ 0.01	$ (0.01)	$ (0.00)	$ 0.00	$ (0.02)
Weighted average shares outstanding – diluted	214,046,728	249,839,967	178,428,331	232,053,367	173,392,341	172,708,792	169,193,812	135,231,802
Net income (loss) for the period attributable to:
Non-controlling interest	$ 29,607	$ 130,777	$ 91,036	$ 270,977	$ 210,129	$ (129,279)	$ (27,507)	$ 1,395,558
Shareholders	642,820	(798,017)	(2,103,360)	(12,677,739)	(1,464,986)	(533,041)	447,458	(2,410,305)
Net loss	672,427	(667,240)	(2,012,324)	(12,406,762)	(1,254,857)	(662,320)	419,951	(1,014,747)
Comprehensive income (loss) for the period attributable to:
Non-controlling interest	29,607	130,777	91,036	270,977	210,129	(129,279)	(27,507)	1,395,558
Shareholders	648,926	(798,516)	(2,108,839)	(12,686,110)	(1,468,126)	(537,603)	428,223	(2,488,486)
Total comprehensive loss	678,533	(667,739)	(2,017,803)	(12,415,133)	(1,257,997)	(666,882)	400,716	(1,092,928)
Products [Member]
Revenue
Total revenue	3,542,037	6,288,724	6,083,480	19,669,591	17,893,629	22,424,169	17,757,283	9,034,618
Services [Member]
Revenue
Total revenue	$ 96,050	$ 703,990	$ 438,811	$ 1,695,726	$ 929,016	$ 929,016		$ 344,055